8. Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Tax expense at statutory rate (34%)									$ 3,991	$ 4,329	$ 3,851
Differences:
State income tax, net of federal income tax effect									339	494	(283)
Tax exempt interest income									(1,681)	(1,682)	(1,630)
Increase in cash surrender value of life insurance									(138)	(143)	(143)
Nondeductible interest and other expense									78	103	119
Other, net									(28)	(1)	23
Total income tax	$ (36)	$ 872	$ 1,032	$ 691	$ 613	$ 942	$ 866	$ 679	$ 2,561	$ 3,100	$ 1,937